EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

        The following table sets forth the funded status of the plans and the amounts recognized in our consolidated balance sheets at December 31, 2015 and 2014 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$1,001	$3,317	$877	$2,859	$137	$6	$105	$5
Service cost	32	40	27	32	4	—	3	—
Interest cost	43	79	45	102	5	—	5	—
Participant contributions	—	6	—	7	3	—	3	—
Plan amendments	—	(31)	—	(6)	(40)	—	—	—
Acquisitions/divestitures	—	—	9	333	—	—	3	—
Foreign currency exchange rate changes	—	(210)	—	(294)	—	(1)	—	—
Curtailments	—	(4)	—	(1)	—	—	—	—
Special termination benefits	—	3	—	3	—	—	—	—
Actuarial (gain) loss	(65)	(65)	129	458	(9)	—	30	1
Benefits paid	(50)	(125)	(86)	(176)	(12)	—	(12)	—

Benefit obligation at end of year	$961	$3,010	$1,001	$3,317	$88	$5	$137	$6

Change in plan assets
Fair value of plan assets at beginning of year	$761	$2,587	$755	$2,443	$—	$—	$—	$—
Actual return on plan assets	(10)	40	41	337	—	—	—	—
Foreign currency exchange rate changes	—	(153)	—	(235)	—	—	—	—
Participant contributions	—	6	—	7	3	—	3	—
Acquisitions/divestitures	—	—	6	106	—	—	—	—
Company contributions	21	76	45	105	9	—	9	—
Benefits paid	(50)	(125)	(86)	(176)	(12)	—	(12)	—

Fair value of plan assets at end of year	$722	$2,431	$761	$2,587	$—	$—	$—	$—

Funded status
Fair value of plan assets	$722	$2,431	$761	$2,587	$—	$—	$—	$—
Benefit obligation	961	3,010	1,001	3,317	88	5	137	6

Accrued benefit cost	$(239)	$(579)	$(240)	$(730)	$(88)	$(5)	$(137)	$(6)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$35	$—	$8	$—	$—	$—	$—
Current liability	(6)	(5)	(6)	(7)	(9)	—	(9)	—
Noncurrent liability	(233)	(609)	(234)	(731)	(79)	(5)	(128)	(6)

	$(239)	$(579)	$(240)	$(730)	$(88)	$(5)	$(137)	$(6)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$361	$952	$391	$968	$38	$1	$50	$1
Prior service cost	(22)	(35)	(28)	(2)	(58)	—	(23)	—

	$339	$917	$363	$966	$(20)	$1	$27	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$24	$51	$2	$—
Prior service cost	(5)	(4)	(7)	—

Total	$19	$47	$(5)	$—

Components of the net periodic benefit costs

        Components of net periodic benefit costs for the years ended December 31, 2015, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Service cost	$32	$27	$31	$40	$32	$38
Interest cost	43	45	40	79	102	90
Expected return on plan assets	(57)	(56)	(50)	(143)	(138)	(124)
Amortization of prior service cost	(6)	(6)	(7)	—	—	1
Amortization of actuarial loss	32	19	35	51	41	49
Settlement loss	—	—	—	—	13	12
Special termination benefits	—	—	—	3	3	9

Net periodic benefit cost	$44	$29	$49	$30	$53	$75

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Service cost	$4	$3	$4	$—	$—	$—
Interest cost	5	5	5	—	—	—
Amortization of prior service cost	(5)	(4)	(2)	—	—	—
Amortization of actuarial loss	3	1	2	—	—	—

Net periodic benefit cost	$7	$5	$9	$—	$—	$—

Schedule of amounts recognized in net periodic benefit cost and other comprehensive income (loss)

        The amounts recognized in net periodic benefit cost and other comprehensive income (loss) as of December 31, 2015, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Current year actuarial loss (gain)	$2	$144	$(149)	$33	$257	$(39)
Amortization of actuarial loss	(32)	(19)	(35)	(51)	(41)	(49)
Current year prior service (credits) cost	—	—	—	(32)	(6)	1
Amortization of prior service cost (credits)	6	6	7	—	—	(1)
Settlements	—	—	—	—	(13)	(12)

Total recognized in other comprehensive loss (income)	(24)	131	(177)	(50)	197	(100)
Net periodic benefit cost	44	29	49	30	53	75

Total recognized in net periodic benefit cost and other comprehensive (loss) income	$20	$160	$(128)	$(20)	$250	$(25)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Current year actuarial loss (gain)	$(9)	$30	$(8)	$—	$1	$(1)
Amortization of actuarial loss	(3)	(1)	(2)	—	—	—
Current year prior service credit	(40)	—	(22)	—	—	—
Amortization of prior service cost	5	4	2	—	—	—

Total recognized in other comprehensive loss (income)	(47)	33	(30)	—	1	(1)
Net periodic benefit cost	7	5	9	—	—	—

Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(40)	$38	$(21)	$—	$1	$(1)

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Projected benefit obligation
Discount rate	4.90%	4.25%	5.13%	2.53%	2.48%	3.62%
Rate of compensation increase	4.17%	4.16%	4.17%	3.23%	3.23%	3.37%
Net periodic pension cost
Discount rate	4.25%	5.13%	4.18%	2.48%	3.62%	3.38%
Rate of compensation increase	4.16%	4.17%	4.19%	3.23%	3.37%	3.34%
Expected return on plan assets	7.74%	7.75%	7.75%	5.79%	5.82%	5.75%

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Projected benefit obligation
Discount rate	4.68%	4.17%	4.79%	7.25%	6.44%	6.49%
Net periodic pension cost
Discount rate	4.20%	4.79%	3.89%	6.44%	6.49%	5.79%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$—	$—
Effect on postretirement benefit obligation	2	(2)

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2015 and 2014 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2015	2014	2015	2014
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$961	$1,002	$2,129	$2,945
Fair value of plan assets	722	761	1,514	2,206

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2015 and 2014 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2015	2014	2015	2014
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$961	$1,002	$1,403	$2,253
Accumulated benefit obligation	941	980	1,312	2,108
Fair value of plan assets	722	761	823	1,554

Schedule of expected future contributions and benefit payments

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2016 expected employer contributions
To plan trusts	$6	$9	$60	$—
Expected benefit payments
2016	67	9	111	—
2017	71	7	112	—
2018	62	7	116	—
2019	65	7	118	—
2020	65	7	121	—
2021 - 2025	354	37	650	2

Schedule of plan assets measured at fair value on a recurring basis

        The fair value of plan assets for the pension plans was $3.2 billion and $3.3 billion at December 31, 2015 and 2014, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$387	$279	$108	$—
Fixed income	277	211	66	—
Real estate/other	58	—	—	58
Cash	—	—	—	—

Total U.S. pension plan assets	$722	$490	$174	$58

Non-U.S. pension plans:
Equities	$830	$446	$384	$—
Fixed income	1,113	514	599	—
Real estate/other	477	84	339	54
Cash	11	10	1	—

Total Non-U.S. pension plan assets	$2,431	$1,054	$1,323	$54

		Fair Value Amounts Using
Asset category	December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$454	$268	$186	$—
Fixed income	216	83	133	—
Real estate/other	85	34	—	51
Cash	6	6	—	—

Total U.S. pension plan assets	$761	$391	$319	$51

Non-U.S. pension plans:
Equities	$933	$487	$446	$—
Fixed income	1,207	821	386	—
Real estate/other	383	28	310	45
Cash	64	59	5	—

Total Non-U.S. pension plan assets	$2,587	$1,395	$1,147	$45

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2015	Year ended December 31, 2014
Balance at beginning of period	$96	$76
Return on pension plan assets	4	5
Purchases, sales and settlements	12	6
Transfers (out of) into Level 3	—	—
Acquisition date fair value of pension plan assets acquired	—	9

Balance at end of period	$112	$96

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2016	Allocation at December 31, 2015	Allocation at December 31, 2014
U.S. pension plans:
Equities	53%	54%	60%
Fixed income	40%	38%	28%
Real estate/other	7%	8%	11%
Cash	—	—	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	36%	34%	36%
Fixed income	44%	46%	47%
Real estate/other	11%	20%	15%
Cash	9%	—	2%

Total non-U.S. pension plans	100%	100%	100%